Schedule of Investments (unaudited)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
AIMCO CLO 23 Ltd., 1.00%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD 1,020	$1,020,000
American Express Credit Account Master Trust, 5.15%, 09/15/30	USD 5,770	5,881,282
AMMC CLO 21 Ltd., 6.50%, 11/02/30, (3-mo. CME Term SOFR + 1.942%)(a)(b)	USD 705	706,109
Anchorage Capital CLO 7 Ltd., 5.86%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	USD 8,625	8,694,145
Ares LVI CLO Ltd., 5.55%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 400	400,000
ARI Fleet Lease Trust, 5.54%, 04/15/33(a)	USD 914	920,744
Asimi Funding PLC
5.71%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP 468	580,489
6.06%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP 100	123,880
6.65%, 09/16/31, (1-day SONIA + 1.950%)(b)(c)	GBP 100	124,283
Asset-Backed European Securitisation Transaction Twenty-Five SRL, 4.17%, 11/15/39, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR 100	103,979
Asset-Backed European Securitisation Transaction Twenty-Three SARL
4.40%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR 100	104,057
4.70%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR 100	103,974
5.20%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR 100	104,183
Auto ABS Italian Stella Loans SRL
4.44%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 97	101,482
5.04%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 97	101,482
Auto ABS Spanish Loans FT, 3.59%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR 2,167	2,254,700
AutoFlorence 2 SRL
3.48%, 12/24/44, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 3,198	3,319,255
3.53%, 12/24/44, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR 278	287,827
AutoFlorence 3 SRL, 5.20%, 12/25/46, (1-mo. EURIBOR + 2.350%)(b)(c)	EUR 277	292,104
Autonoria Spain FT, 4.76%, 01/26/40, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR 274	288,372
Azure Finance No. 3 PLC, 5.50%, 06/20/34, (1-day SONIA + 0.800%)(b)(c)	GBP 313	387,962
BA Credit Card Trust, 4.98%, 11/15/28	USD 4,705	4,748,583
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.86%, 04/16/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 2,235	2,253,016
Bain Capital Credit CLO Ltd., 5.49%, 10/20/34, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 1,510	1,511,499
Bavarian Sky SA - Compartment German Auto Loans 13, 3.25%, 03/20/32, (1-mo. EURIBOR + 0.430%)(b)(c)	EUR 1,500	1,556,336
Benefit Street Partners CLO VIII Ltd. Series 2015-8A, Class A1AR, 5.65%, 01/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 223	223,481
Security	Par (000)	Value
Blueberry Park CLO Ltd., 5.64%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 2,000	$2,011,952
BPCE Consumer Loans FCT, 3.56%, 10/31/42, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 2,000	2,080,409
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD 277	280,145
Brignole Co., 4.78%, 02/24/42, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR 79	82,278
Bryant Park Funding Ltd., 5.92%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD 1,440	1,451,714
Cardiff Auto Receivables Securitisation PLC
6.60%, 08/20/31	GBP 266	330,779
7.30%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP 202	251,692
6.10%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP 611	760,097
Carlyle C17 CLO Ltd. Series C17A, Class A1AR, 5.58%, 04/30/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 338	337,793
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class A1R2, 5.53%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 1,583	1,584,349
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD 693	696,341
CarVal CLO IX-C Ltd., 5.97%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD 1,000	1,008,686
Carval CLO X-C Ltd., 5.75%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD 2,000	2,008,275
Cbam Ltd. Series 2018-7A, Class A, 5.65%, 07/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 445	445,458
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD 3,717	3,755,847
CIFC Funding Ltd.
5.84%, 04/21/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 2,500	2,517,142
5.71%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD 3,500	3,519,114
5.94%, 07/23/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 500	502,575
5.66%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 1,250	1,258,556
Citibank Credit Card Issuance Trust, 5.19%, 05/14/29, (1-mo. CME Term SOFR + 0.884%)(b)	USD 21,123	21,360,608
CNH Equipment Trust, 4.77%, 06/15/29	USD 3,034	3,046,301
College Ave Student Loans LLC Series 2021-A, Class A1, 5.53%, 07/25/51, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD 145	144,109
Compartment BL Consumer Credit
3.66%, 09/25/41, (1-mo. EURIBOR + 0.900%)(b)	EUR 817	849,186
3.39%, 09/25/41, (1-mo. EURIBOR + 0.630%)(b)	EUR 1,799	1,867,271
Delamare Cards MTN Issuer PLC, 5.50%, 04/19/31, (1-day SONIA + 0.800%)(b)(c)	GBP 3,610	4,485,361
Dilosk Rmbs No. 9 Dac, 3.35%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR 743	770,117
Dowson PLC
7.40%, 08/20/29, (1-day SONIA + 2.700%)(b)(c)	GBP 54	66,606
6.30%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP 117	144,505

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
7.05%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP 100	$123,503
Dryden 43 Senior Loan Fund, 5.36%, 04/20/34, (3-mo. CME Term SOFR + 1.070%)(a)(b)	USD 2,225	2,232,750
Dryden 77 CLO Ltd. Series 2020-77A, Class XR, 5.78%, 05/20/34, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 94	93,860
Dryden XXVI Senior Loan Fund, 6.01%, 04/15/29, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 600	601,281
Dutch Property Finance BV
3.82%, 10/28/59, (3-mo. EURIBOR + 0.750%)(b)(c)	EUR 6,042	6,279,125
Series 2021-2, Class A, 3.34%, 04/28/59, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR 3,675	3,815,968
Edenbrook Mortgage Funding PLC
6.66%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP 253	314,754
7.26%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP 146	181,646
Elmwood CLO 26 Ltd., 5.79%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 3,740	3,766,472
Elmwood CLO II Ltd., 5.99%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 4,200	4,219,875
Elmwood CLO III Ltd., 5.89%, 07/18/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 500	503,384
Elvet Mortgages PLC Series 2021-1, , 5.07%, 10/22/63, (1-day SONIA + 0.370%)(b)(c)	GBP 1,957	2,423,104
Enterprise Fleet Financing LLC
5.42%, 10/22/29(a)	USD 7,150	7,240,759
5.23%, 03/20/30(a)	USD 2,962	2,981,915
5.16%, 09/20/30(a)	USD 223	225,335
4.98%, 08/21/28(a)	USD 1,518	1,528,835
5.06%, 03/20/31(a)	USD 492	494,992
4.56%, 11/20/28(a)	USD 1,370	1,367,330
4.70%, 06/20/31(a)	USD 177	176,464
4.82%, 02/20/29(a)	USD 1,424	1,426,837
Ford Credit Auto Owner Trust
4.90%, 06/15/26, (30-day Avg SOFR + 0.490%)(b)	USD 705	705,135
5.53%, 09/15/28	USD 9,198	9,314,094
5.28%, 02/15/36(a)	USD 7,052	7,178,999
4.87%, 08/15/36(a)(d)	USD 5,786	5,816,310
Ford Credit Floorplan Master Owner Trust A
5.66%, 05/15/28, (30-day Avg SOFR + 1.250%)(a)(b)	USD 11,535	11,655,000
5.24%, 04/15/31(a)	USD 3,850	3,921,657
Fortuna Consumer Loan ABS DAC
4.17%, 02/18/34, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR 200	208,435
5.12%, 02/18/34, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	104,830
4.12%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR 400	416,580
4.47%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	104,145
Foundation Finance Trust, 5.50%, 12/15/49(a)	USD 2,315	2,337,919
FTA Consumo Santander
4.54%, 07/20/38	EUR 200	206,795
4.19%, 07/20/38	EUR 200	207,791
Security	Par (000)	Value
Galaxy XV CLO Ltd. Series 2013-15A, Class ARR, 5.53%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 116	$116,073
GAMMA Sociedade de Titularizacao de Creditos, 3.91%, 02/25/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR 1,100	1,145,250
Ginkgo Personal Loans, 3.56%, 09/23/44, (1-mo. EURIBOR + 0.790%)(b)(c)	EUR 1,800	1,869,561
GM Financial Revolving Receivables Trust
5.77%, 08/11/36(a)	USD 5,289	5,491,164
4.98%, 12/11/36(a)	USD 2,233	2,256,011
4.52%, 03/11/37(a)	USD 2,443	2,414,777
GMF Floorplan Owner Revolving Trust, 4.73%, 11/15/29(a)	USD 2,831	2,838,227
Golden Bar Securitisation SRL, 4.34%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 286	299,210
Golden Ray SA - Compartment 1
4.85%, 12/27/57, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR 100	102,646
3.56%, 12/27/57, (1-mo. EURIBOR + 0.800%)(b)(c)	EUR 665	691,152
4.26%, 12/27/57, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR 100	103,849
GoldenTree Loan Management U.S. CLO 8 Ltd., 5.44%, 10/20/34, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD 1,430	1,432,641
Golub Capital Partners CLO 77 B Ltd., 5.54%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD 1,165	1,171,974
GreatAmerica Leasing Receivables Funding LLC Series, 5.28%, 03/15/27(a)	USD 1,762	1,774,263
Hermitage PLC
7.05%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP 80	99,634
6.30%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP 91	112,757
Hill FL BV
4.87%, 02/18/32, (1-mo. EURIBOR + 2.050%)(b)(c)	EUR 100	105,022
6.02%, 02/18/32, (1-mo. EURIBOR + 3.200%)(b)(c)	EUR 100	105,777
3.54%, 10/18/32, (1-mo. EURIBOR + 0.720%)(b)(c)	EUR 1,500	1,560,604
4.77%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR 100	104,072
Hops Hill No. 4 PLC
6.40%, 04/21/56, (1-day SONIA + 1.700%)(b)(c)	GBP 161	199,370
7.00%, 04/21/56, (1-day SONIA + 2.300%)(b)(c)	GBP 165	204,326
5.58%, 04/21/56, (1-day SONIA + 0.880%)(b)(c)	GBP 1,643	2,043,585
6.00%, 04/21/56, (1-day SONIA + 1.300%)(b)(c)	GBP 628	781,309
Hyundai Auto Receivables Trust
5.48%, 04/17/28	USD 256	258,485
4.99%, 02/15/29	USD 7,120	7,173,612
Italian Stella Loans SRL, 4.16%, 05/27/39, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	103,742
John Deere Owner Trust, 4.96%, 11/15/28	USD 9,312	9,378,611
KKR CLO 21 Ltd., 5.56%, 04/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 2,583	2,589,824

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
LCM 29 Ltd. Series 29A, Class AR, 5.63%, 04/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 1,814	$1,815,493
London Cards No. 2 PLC
7.20%, 03/28/34(c)	GBP 100	124,476
6.10%, 03/28/34, (1-day SONIA + 1.400%)(b)(c)	GBP 904	1,131,207
8.15%, 03/28/34, (1-day SONIA + 3.450%)(b)(c)	GBP 100	125,553
Lt Autorahoitus IV DAC, 3.51%, 07/18/33, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 1,230	1,278,697
Madison Park Funding L Ltd., 5.69%, 04/19/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 500	500,437
Madison Park Funding LVII Ltd., 5.58%, 07/27/34, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD 1,635	1,639,532
Mariner CLO LLC, 5.88%, 01/23/37, (3-mo. CME Term SOFR + 1.590%)(a)(b)	USD 680	684,110
Marzio Finance SRL, 3.62%, 05/28/49, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR 953	994,859
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD 1,197	1,205,492
Molossus BTL PLC, 5.65%, 04/18/61, (1-day SONIA + 0.950%)(b)(c)	GBP 1,424	1,768,577
Navient Private Education Loan Trust, 5.14%, 12/15/59, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD 1,172	1,170,194
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 5.42%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 3,771	3,768,082
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD 3,804	3,413,601
Series 2021-DA, Class A, 5.51%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD 4,182	4,157,282
Navient Student Loan Trust, 6.11%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD 1,874	1,885,620
Navistar Financial Dealer Note Master Owner Trust, 5.59%, 04/25/29(a)	USD 2,921	2,953,409
Nelnet Student Loan Trust
5.15%, 04/20/62, (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD 3,191	3,175,543
5.10%, 04/20/62, (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD 1,682	1,672,921
7.15%, 11/25/53(a)	USD 1,169	1,200,281
Series 2021-A, Class A1, 5.21%, 04/20/62, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 3,855	3,859,559
Series 2021-BA, Class AFL, 5.19%, 04/20/62, (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD 6,999	6,977,558
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 5.59%, 01/28/30, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 160	160,541
Neuberger Berman Loan Advisers CLO 35 Ltd., 5.59%, 01/19/33, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD 4,750	4,755,511
NewDay Funding
6.36%, 03/15/32, (1-day SONIA + 1.650%)(b)(c)	GBP 155	193,762
7.11%, 03/15/32, (1-day SONIA + 2.400%)(b)(c)	GBP 110	138,383
Newday Funding Master Issuer PLC
6.21%, 11/15/31, (1-day SONIA + 1.500%)(b)(c)	GBP 1,306	1,636,499
Security	Par (000)	Value
7.36%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP 256	$320,103
6.61%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP 116	144,703
6.11%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP 102	126,574
6.31%, 11/15/32, (1-day SONIA + 1.600%)(b)(c)	GBP 146	181,175
Noria DE, 4.41%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	103,231
Oaktree CLO Ltd.
5.84%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 2,000	2,016,034
1.00%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD 1,940	1,940,000
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.56%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 519	519,319
OHA Credit Funding 3 Ltd., 5.61%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD 750	756,863
OHA Loan Funding Ltd., 5.99%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 250	252,038
OneMain Direct Auto Receivables Trust, 6.04%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD 4,958	4,977,989
OneMain Financial Issuance Trust, 5.94%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD 2,201	2,240,355
Palmer Square CLO Ltd.
5.99%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 4,000	4,033,295
Series 2021-3A, Class A1, 5.71%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 500	500,962
PCL Funding IX PLC
5.61%, 07/16/29, (1-day SONIA + 0.900%)(b)(c)	GBP 1,504	1,867,960
6.01%, 07/16/29, (1-day SONIA + 1.300%)(b)(c)	GBP 106	131,948
PCL Funding VIII PLC
5.89%, 05/15/28, (1-day SONIA + 1.180%)(b)(c)	GBP 3,193	3,978,220
7.21%, 05/15/28, (1-day SONIA + 2.500%)(b)(c)	GBP 592	743,517
PFS Financing Corp., 5.56%, 08/15/27, (30-day Avg SOFR + 1.150%)(a)(b)	USD 11,549	11,587,217
Pikes Peak CLO 16 Ltd., 5.76%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD 1,500	1,513,491
Pony SA Compartment German Auto Loans, 4.04%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 100	103,732
Porsche Financial Auto Securitization Trust
5.79%, 01/22/29(a)	USD 4,850	4,891,121
4.44%, 01/22/30(a)	USD 11,716	11,691,789
Post CLO Ltd., 5.89%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	1,008,803
Prodigy Finance DAC Series 2021-1A, Class A, 5.68%, 07/25/51, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD 460	459,157
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD 1,600	1,385,228
Quarzo SRL, 5.19%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	104,466
Rad CLO 7 Ltd., 5.65%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,570	1,571,873

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Red & Black Auto Germany 8 UG Class B, 3.60%, 09/15/30, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR 138	$142,639
Red & Black Auto Italy SRL
3.84%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR 100	103,730
Class A, 3.44%, 12/28/31, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 2,835	2,942,488
Regatta VIII Funding Ltd., 5.85%, 04/17/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 4,350	4,380,042
Regatta XX Funding Ltd., 1.00%, 01/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 1,140	1,140,000
Regatta XXVII Funding Ltd., 5.83%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,500	1,510,978
Regional Management Issuance Trust
5.83%, 07/15/36(a)	USD 593	605,208
5.11%, 12/15/33(a)	USD 685	688,871
Romark WM-R Ltd. Series 2018-1A, Class A1, 5.58%, 04/20/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 2,076	2,078,343
RR 36 Ltd., 5.59%, 01/15/40, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD 1,485	1,485,000
Satus PLC
5.60%, 01/17/31, (1-day SONIA + 0.900%)(b)(c)	GBP 795	986,061
6.75%, 01/17/31, (1-day SONIA + 2.050%)(b)(c)	GBP 102	127,136
5.95%, 01/17/31, (1-day SONIA + 1.250%)(b)(c)	GBP 337	417,436
SC Germany SA Compartment Consumer
3.88%, 01/14/38, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR 1,200	1,244,756
4.18%, 01/14/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR 300	310,815
4.58%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 100	103,882
4.28%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	103,553
SCF Rahoituspalvelut XIII DAC, 4.16%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	103,574
SFS Auto Receivables Securitization Trust, 5.89%, 03/22/27(a)	USD 1,688	1,691,474
Silverstone Master Issuer PLC, 4.99%, 01/21/70, (1-day SONIA + 0.290%)(b)(c)	GBP 3,485	4,309,279
Sixth Street CLO XX Ltd., 6.20%, 10/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,002,832
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 5.02%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD 1,174	1,166,831
Series 2005-A, Class A4, 4.93%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD 4,642	4,549,732
Series 2005-B, Class A4, 4.95%, 06/15/39, (3-mo. CME Term SOFR + 0.592%)(b)	USD 2,887	2,813,471
Series 2006-A, Class A5, 4.91%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD 7,054	6,804,602
Series 2006-B, Class A5, 4.89%, 12/15/39, (3-mo. CME Term SOFR + 0.532%)(b)	USD 4,995	4,868,804
SMB Private Education Loan Trust
5.86%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD 10,461	10,611,526
6.26%, 05/16/50, (30-day Avg SOFR + 1.850%)(a)(b)	USD 3,417	3,471,768
Security	Par (000)	Value
6.21%, 10/15/58, (30-day Avg SOFR + 1.800%)(a)(b)	USD 13,980	$14,253,486
5.42%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD 1,222	1,222,880
6.21%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD 5,838	5,985,889
5.95%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD 5,036	5,092,174
Series 2017-A, Class A2B, 5.32%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,322	1,322,870
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD 2,030	2,043,802
SoFi Professional Loan Program LLC
3.34%, 08/25/47(a)	USD 347	344,171
3.59%, 01/25/48(a)	USD 656	647,999
2.65%, 09/25/40(a)	USD 436	428,426
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 3.47%, 09/23/38, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 5,725	5,933,750
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 3.69%, 10/28/40, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR 811	836,768
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
5.36%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR 100	103,788
4.56%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR 100	103,789
TCI-Symphony CLO Ltd.
5.57%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 3,286	3,287,563
5.49%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD 1,885	1,885,722
TICP CLO VII Ltd., 6.20%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 885	888,024
TICP CLO XI Ltd., 5.83%, 04/25/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,130	1,137,936
Together Asset-Backed Securitisation PLC, 5.41%, 07/12/63, (1-day SONIA + 0.700%)(b)(c)	GBP 1,029	1,275,927
Tower Bridge Funding PLC
7.70%, 01/20/66(c)	GBP 113	142,243
8.70%, 01/20/66(c)	GBP 113	142,437
5.92%, 05/20/66, (1-day SONIA + 1.200%)(b)(c)	GBP 168	208,547
6.32%, 05/20/66, (1-day SONIA + 1.600%)(b)(c)	GBP 100	124,518
5.60%, 05/20/66(c)	GBP 655	814,841
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28	USD 7,030	7,129,894
Trestles CLO V Ltd., 5.72%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 7,640	7,665,164
Trinitas CLO XXIII Ltd., 6.09%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 970	977,252
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP 480	608,618
Verizon Master Trust
4.83%, 12/22/31(a)	USD 2,048	2,057,079
5.00%, 12/20/28	USD 11,907	11,964,762
4.62%, 11/20/30	USD 4,693	4,699,563
Volkswagen Auto Loan Enhanced Trust, 5.48%, 12/20/28	USD 11,746	11,918,207

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Voya CLO Series 2017-2A, Class A1R, 5.54%, 06/07/30, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 678	$678,955
Voya Ltd. Series 2012-4, , 5.92%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 3,538	3,543,641
Westlake Automobile Receivables Trust, 6.24%, 07/15/27(a)	USD 10,297	10,413,412
Youni Italy SRL
3.64%, 04/20/34, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR 1,260	1,310,173
4.46%, 04/20/34, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 95	99,782
Total Asset-Backed Securities — 16.5% (Cost: $506,799,604)		505,111,122
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.1%
Lanebrook Mortgage Transaction PLC, 5.51%, 03/15/61, (1-day SONIA + 0.800%)(b)(c)	GBP 707	878,964
Tower Bridge Funding PLC
6.11%, 12/20/66, (1-day SONIA + 1.400%)(b)(c)	GBP 100	124,093
6.61%, 12/20/66, (1-day SONIA + 1.900%)(b)(c)	GBP 100	123,985
		1,127,042
Mortgage-Backed Securities — 14.0%
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD 2,102	2,270,570
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.48%, 09/15/34, (1-mo. CME Term SOFR + 1.180%)(a)(b)	USD 7,100	7,053,406
A&D Mortgage Trust, 6.20%, 02/25/69(a)(d)	USD 2,637	2,656,426
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD 3,116	3,119,131
Angel Oak Mortgage Trust
5.21%, 08/25/68(a)(d)	USD 6,149	6,081,650
5.99%, 01/25/69(a)(d)	USD 4,802	4,828,227
Atlas Funding PLC
5.55%, 09/20/61(c)	GBP 1,254	1,559,732
6.00%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP 198	245,173
6.25%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP 100	123,707
6.90%, 09/20/61, (1-day SONIA + 2.200%)(b)(c)	GBP 100	123,709
Auburn 15 PLC, 5.80%, 07/20/45, (1-day SONIA + 1.100%)(b)(c)	GBP 1,872	2,324,237
Bank5
5.30%, 10/15/57	USD 7,730	7,802,446
5.88%, 08/15/57	USD 1,680	1,731,174
5.89%, 11/15/57	USD 1,535	1,584,069
6.72%, 09/15/56(b)	USD 5,000	5,265,334
BBCMS Mortgage Trust
5.21%, 09/15/57	USD 9,960	10,023,205
5.61%, 12/15/57	USD 3,120	3,193,806
5.75%, 04/15/56	USD 2,860	2,888,271
Series 2018-TALL, Class A, 5.23%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD 8,630	8,305,284
Benchmark Mortgage Trust
5.74%, 12/15/57	USD 5,700	5,858,442
5.81%, 01/10/57	USD 2,155	2,213,670
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BFLD Commercial Mortgage Trust
5.80%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD 770	$771,925
6.15%, 11/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD 570	571,425
BFLD Mortgage Trust, 5.80%, 08/15/26, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD 2,132	2,134,758
BMO Mortgage Trust
5.32%, 09/15/57	USD 2,500	2,523,721
5.63%, 12/15/57(b)	USD 3,070	3,138,381
5.74%, 02/15/57	USD 4,160	4,258,974
7.05%, 11/15/56(b)	USD 1,000	1,067,509
Brass No. 11 PLC, 5.47%, 11/16/70, (1-day SONIA + 0.750%)(b)(c)	GBP 3,959	4,925,710
BRAVO Residential Funding Trust
6.29%, 02/25/64(a)(d)	USD 7,364	7,422,802
6.39%, 10/25/63(a)(d)	USD 1,171	1,179,842
BX Commercial Mortgage Trust
5.60%, 12/15/39, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD 2,020	2,020,000
5.75%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD 1,123	1,127,580
6.00%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD 3,280	3,301,525
6.45%, 08/15/39, (1-mo. CME Term SOFR + 2.141%)(a)(b)	USD 2,530	2,541,069
7.18%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD 1,539	1,549,949
BX Trust
5.22%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD 7,351	7,341,644
5.80%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD 2,635	2,648,170
6.40%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD 1,970	1,974,925
7.35%, 03/15/41, (1-mo. CME Term SOFR + 3.039%)(a)(b)	USD 800	801,499
CEDR Commercial Mortgage Trust, 5.29%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD 5,410	5,166,838
CENT Trust, 6.93%, 09/15/38, (1-mo. CME Term SOFR + 2.620%)(a)(b)	USD 3,012	3,040,660
CFCRE Commercial Mortgage Trust
3.84%, 12/10/54	USD 2,500	2,437,992
Series 2016-C3, Class A3, 3.87%, 01/10/48	USD 4,555	4,510,200
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 5.33%, 07/25/49, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD 897	853,540
Citadel PLC
5.72%, 04/28/60, (1-day SONIA + 1.020%)(b)(c)	GBP 2,113	2,625,436
6.15%, 04/28/60, (1-day SONIA + 1.450%)(b)(c)	GBP 100	123,903
6.45%, 04/28/60, (1-day SONIA + 1.750%)(b)(c)	GBP 100	123,903
7.15%, 04/28/60, (1-day SONIA + 2.450%)(b)(c)	GBP 100	123,833
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 09/15/48	USD 1,219	1,209,851

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
COAST Commercial Mortgage Trust, 6.90%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD 4,000	$4,009,994
COLT Mortgage Loan Trust
5.84%, 02/25/69(a)(d)	USD 5,444	5,457,897
6.60%, 07/25/68(a)(d)	USD 3,880	3,911,648
CONE Trust, 5.95%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD 1,440	1,446,300
Cross Mortgage Trust, 6.09%, 12/25/68(a)(d)	USD 3,706	3,716,254
Domi BV, 4.14%, 02/15/55, (3-mo. EURIBOR + 1.120%)(b)(c)	EUR 2,471	2,591,660
East One PLC
6.11%, 12/27/55, (1-day SONIA + 1.400%)(b)(c)	GBP 1,022	1,275,097
6.41%, 12/27/55, (1-day SONIA + 1.700%)(b)(c)	GBP 172	213,850
6.71%, 12/27/55, (1-day SONIA + 2.000%)(b)(c)	GBP 280	346,592
ELM Trust
5.99%, 06/10/39(a)(b)	USD 250	252,974
5.99%, 06/10/39(a)(b)	USD 5,440	5,510,659
Elstree Funding No. 4 PLC, 5.82%, 10/21/55, (1-day SONIA + 1.120%)(b)(c)	GBP 1,050	1,310,103
EQT Trust, 5.33%, 07/05/41(a)(b)	USD 4,341	4,346,545
Exmoor Funding PLC
5.59%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP 1,058	1,312,769
6.61%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP 100	123,840
7.51%, 03/25/94, (1-day SONIA + 2.800%)(b)(c)	GBP 100	123,840
Federal Home Loan Mortgage Corp., 3.50%, 02/01/35	USD 7,621	7,301,164
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD 290	280,555
2.00%, 12/25/33	USD 15,018	13,961,381
5.80%, 03/25/54, (30-day Avg SOFR + 1.450%)(b)	USD 7,832	7,853,565
5.80%, 04/25/54, (30-day Avg SOFR + 1.450%)(b)	USD 8,094	8,116,270
Federal National Mortgage Association REMICS
2.50%, 04/25/34	USD 6,828	6,357,487
4.77%, 12/25/48, (30-day Avg SOFR + 0.414%)(b)	USD 6,672	6,566,417
5.55%, 12/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 9,950	9,993,083
5.77%, 12/25/54, (30-day Avg SOFR + 1.420%)(b)	USD 2,278	2,281,248
GCAT Trust, 3.35%, 02/25/67(a)(b)	USD 8,800	8,250,616
GS Mortgage Securities Corp. Trust
5.37%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD 4,385	4,364,445
5.37%, 08/10/41(a)(b)	USD 930	921,967
7.10%, 03/15/28, (1-mo. CME Term SOFR + 2.790%)(a)(b)	USD 2,580	2,597,738
GS Mortgage Securities Trust, 3.76%, 07/10/48	USD 3,190	3,171,299
Homes Trust, 5.72%, 10/25/69(a)(d)	USD 4,015	4,018,003
HOMES Trust, 7.18%, 01/25/68(a)(d)	USD 3,588	3,595,135
Homeward Opportunities Fund I Trust, 3.20%, 05/25/65(a)(b)	USD 1,810	1,783,397
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
HONO Mortgage Trust, 5.57%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD 2,716	$2,682,050
Houston Galleria Mall Trust, 5.61%, 02/05/45(a)(b)	USD 1,580	1,585,189
Hudson Yards Mortgage Trust, 5.47%, 01/13/40(a)(b)	USD 2,400	2,426,428
INV Mortgage Trust, 6.05%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD 1,180	1,183,688
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD 2,113	2,039,586
5.17%, 11/09/39(a)(b)	USD 2,030	2,024,412
5.81%, 03/15/39, (30-day Avg SOFR + 1.400%)(a)(b)	USD 3,540	3,546,638
Series 2019-BKWD, Class A, 5.92%, 09/15/29, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD 742	712,752
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD 3,505	3,066,458
2.50%, 06/25/52(a)(b)	USD 1,140	994,001
2.50%, 08/25/52(a)(b)	USD 1,932	1,679,892
Jupiter Mortgage No. 1 PLC
6.40%, 07/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP 989	1,229,321
6.95%, 07/20/55, (1-day SONIA + 2.250%)(b)(c)	GBP 313	393,306
7.70%, 07/20/55, (1-day SONIA + 3.000%)(b)(c)	GBP 213	267,600
Lanark Master Issuer PLC, 5.22%, 12/22/69, (1-day SONIA + 0.500%)(b)(c)	GBP 1,090	1,351,038
Lanebrook Mortgage Transaction PLC, 5.90%, 08/20/60, (1-day SONIA + 1.180%)(b)(c)	GBP 729	911,853
Last Mile Securities PE DAC, 3.91%, 08/17/31, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR 3,965	4,103,298
LBA Trust, 5.75%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD 4,370	4,380,925
MCR Mortgage Trust, 6.10%, 12/15/41, (1-mo. CME Term SOFR + 1.793%)(a)(b)	USD 496	498,635
Miltonia Mortgage Finance SRL, 3.94%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 273	282,108
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50	USD 10,000	9,947,209
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD 1,080	1,038,671
Series 2018-BOP, Class A, 5.20%, 08/15/33, (1-mo. CME Term SOFR + 0.897%)(a)(b)	USD 1,426	1,166,452
Mortimer PLC
5.58%, 09/22/67, (1-day SONIA + 0.830%)(b)(c)	GBP 1,158	1,437,662
5.90%, 09/22/67, (1-day SONIA + 1.150%)(b)(c)	GBP 541	671,873
6.30%, 09/22/67, (1-day SONIA + 1.550%)(b)(c)	GBP 100	124,181
6.85%, 09/22/67, (1-day SONIA + 2.100%)(b)(c)	GBP 100	123,940
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD 305	321,952
NY Commercial Mortgage Trust, 5.66%, 02/10/35(a)(b)	USD 1,770	1,805,399
OBX Trust, 6.52%, 07/25/63(a)(d)	USD 3,430	3,463,852

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Polaris PLC
5.73%, 02/26/61, (1-day SONIA + 1.030%)(b)(c)	GBP 1,453	$1,811,119
6.05%, 02/26/61, (1-day SONIA + 1.350%)(b)(c)	GBP 1,006	1,250,528
6.40%, 02/26/61, (1-day SONIA + 1.700%)(b)(c)	GBP 106	132,095
7.40%, 02/26/61, (1-day SONIA + 2.700%)(b)(c)	GBP 100	125,599
8.70%, 02/26/61, (1-day SONIA + 4.000%)(b)(c)	GBP 100	124,664
PRKCM Trust, 6.58%, 09/25/58(a)(d)	USD 3,019	3,048,496
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD 709	689,044
PRPM Trust, 6.33%, 06/25/69(a)(d)	USD 816	827,009
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD 7,242	5,800,952
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD 8,691	7,589,796
Residential Mortgage Loan Trust, 3.26%, 09/25/59(a)(b)	USD 1,448	1,429,135
RIAL Issuer Ltd., 6.56%, 01/19/37, (1-mo. CME Term SOFR + 2.250%)(a)(b)	USD 1,500	1,503,483
Sequoia Mortgage Trust
2.50%, 03/25/51(a)(b)	USD 7,801	6,249,017
4.52%, 11/25/63(a)(b)	USD 3,485	3,418,551
SMRT Commercial Mortgage Trust, 5.31%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	USD 3,570	3,565,543
Stratton Mortgage Funding PLC
5.61%, 06/28/50, (1-day SONIA + 0.900%)(b)(c)	GBP 1,056	1,310,861
6.06%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP 353	437,392
6.21%, 06/25/49, (1-day SONIA + 1.500%)(b)(c)	GBP 100	123,643
6.21%, 06/28/50, (1-day SONIA + 1.500%)(b)(c)	GBP 181	223,349
TCO Commercial Mortgage Trust, 5.55%, 12/15/39, (1-mo. CME Term SOFR + 1.243%)(a)(b)	USD 3,375	3,372,893
Thunder Logistics DAC
4.64%, 11/17/36, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 1,486	1,551,249
5.19%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR 100	104,084
5.69%, 11/17/36, (3-mo. EURIBOR + 2.550%)(b)(c)	EUR 100	104,157
Together Asset-Backed Securitisation PLC
5.66%, 08/15/64, (1-day SONIA + 0.950%)(b)(c)	GBP 1,183	1,472,836
6.40%, 08/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP 114	142,594
7.20%, 08/20/55, (1-day SONIA + 2.500%)(b)(c)	GBP 100	124,910
Towd Point Mortgage Trust, 3.00%, 08/25/55(a)(b)	USD 2,133	2,093,612
Trinity Square PLC, 5.61%, 07/15/59(c)	GBP 1,540	1,912,892
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD 1,610	1,683,250
U.K. Logistics DAC, 6.37%, 05/17/34, (1-day SONIA + 1.650%)(b)(c)	GBP 360	448,066
UK Logistics DAC, 6.42%, 02/17/35, (1-day SONIA + 1.700%)(b)(c)	GBP 155	195,233
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Verus Securitization Trust
6.19%, 03/25/68(a)(d)	USD 978	$981,350
6.79%, 10/25/67(a)(d)	USD 1,754	1,764,028
Vita Scientia DAC, 4.29%, 02/27/33, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 9,031	9,327,683
Wells Fargo Commercial Mortgage Trust
5.92%, 11/15/57(b)	USD 670	692,405
Series 2015-C27, Class A5, 3.45%, 02/15/48	USD 1,045	1,042,653
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(b)	USD 1,658	1,645,274
Series 2016-C33, Class A4, 3.43%, 03/15/59	USD 2,950	2,903,480
Series 2017-SMP, Class A, 5.23%, 12/15/34, (1-mo. CME Term SOFR + 0.921%)(a)(b)	USD 17,280	16,193,423
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD 5,372	5,229,241
Winchester 1 PLC
5.59%, 10/21/56	GBP 862	1,072,051
5.90%, 10/21/56, (1-day SONIA + 1.200%)(b)(c)	GBP 331	411,228
6.25%, 10/21/56, (1-day SONIA + 1.550%)(b)(c)	GBP 100	124,133
6.70%, 10/21/56, (1-day SONIA + 2.000%)(b)(c)	GBP 100	124,131
		427,970,526
Total Collateralized Mortgage Obligations — 14.1% (Cost: $429,621,001)		429,097,568
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD 100	97,412
7.88%, 04/01/30(a)(e)	USD 142	146,948
9.00%, 09/15/28(a)(e)	USD 261	274,392
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD 66	56,264
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD 29	27,149
4.63%, 03/15/30(a)(e)	USD 27	25,098
5.00%, 08/15/27(a)	USD 157	154,413
		781,676
Aerospace & Defense — 0.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD 39	39,870
BAE Systems PLC, 5.00%, 03/26/27(a)	USD 2,669	2,681,653
Bombardier Inc.
6.00%, 02/15/28(a)	USD 172	171,650
7.25%, 07/01/31(a)(e)	USD 23	23,749
7.50%, 02/01/29(a)	USD 42	43,714
8.75%, 11/15/30(a)	USD 105	113,059
L3Harris Technologies Inc.
4.40%, 06/15/28	USD 654	645,520
5.05%, 06/01/29	USD 2,935	2,951,109
5.40%, 01/15/27	USD 4,196	4,250,600
RTX Corp.
3.13%, 05/04/27	USD 11,424	11,046,799
3.50%, 03/15/27	USD 3,472	3,390,815
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD 85	91,388
9.75%, 11/15/30(a)	USD 23	25,445

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
TransDigm Inc.
6.38%, 03/01/29(a)	USD 410	$414,109
6.75%, 08/15/28(a)	USD 721	733,775
		26,623,255
Agriculture — 0.8%
Altria Group Inc.
2.63%, 09/16/26	USD 542	524,770
4.80%, 02/14/29	USD 7,987	7,923,256
6.20%, 11/01/28	USD 2,567	2,671,923
BAT Capital Corp.
3.56%, 08/15/27	USD 6,242	6,054,833
4.70%, 04/02/27	USD 938	935,793
BAT International Finance PLC
1.67%, 03/25/26	USD 1,881	1,817,602
4.45%, 03/16/28	USD 596	588,169
5.93%, 02/02/29	USD 4,551	4,696,101
Reynolds American Inc., 4.45%, 06/12/25	USD 466	465,588
		25,678,035
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(a)	USD 141	137,438
American Airlines Inc., 8.50%, 05/15/29(a)	USD 74	77,963
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)	USD 4,691	4,603,259
United Airlines Inc.
4.38%, 04/15/26(a)	USD 43	42,378
4.63%, 04/15/29(a)	USD 101	96,962
		4,958,000
Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29(a)(e)	USD 48	44,642
Hanesbrands Inc., 4.88%, 05/15/26(a)	USD 27	26,786
William Carter Co. (The), 5.63%, 03/15/27(a)	USD 36	35,837
		107,265
Auto Manufacturers — 0.9%
BMW U.S. Capital LLC, 4.65%, 08/13/29(a)(e)	USD 2,868	2,831,787
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD 908	901,407
5.80%, 03/05/27	USD 4,489	4,530,264
6.95%, 06/10/26	USD 4,447	4,542,300
General Motors Financial Co. Inc.
4.00%, 10/06/26	USD 2,304	2,271,617
5.80%, 01/07/29	USD 567	577,503
Traton Finance Luxembourg SA
3.38%, 01/14/28(c)	EUR 1,500	1,559,882
3.70%, 01/21/26, (3-mo. EURIBOR + 1.000%)(b)(c)	EUR 2,700	2,814,145
3.75%, 03/27/27(c)	EUR 4,600	4,832,761
Volkswagen Bank GmbH, 2.50%, 07/31/26(c)	EUR 2,200	2,267,879
Wabash National Corp., 4.50%, 10/15/28(a)	USD 76	70,164
		27,199,709
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	USD 23	22,994
6.75%, 05/15/28(a)	USD 145	147,715
Tenneco Inc., 8.00%, 11/17/28(a)	USD 29	27,682
		198,391
Banks — 8.5%
Bank of America Corp.
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	USD 2,858	2,773,993
4.83%, 07/22/26, (1-day SOFR + 1.750%)(b)	USD 26,360	26,367,722
Security	Par (000)	Value
Banks (continued)
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	USD 4,758	$4,768,829
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	USD 2,320	2,327,190
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	USD 7,096	7,157,001
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	USD 2,692	2,766,666
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	USD 5,848	5,653,496
Barclays PLC
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	USD 200	202,990
5.69%, 03/12/30, (1-day SOFR +1.740%)(b)	USD 1,092	1,109,340
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	USD 510	492,020
3.20%, 10/21/26	USD 1,318	1,285,822
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	USD 3,764	3,670,990
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	USD 4,022	4,033,339
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	USD 13,820	13,890,752
Deutsche Bank AG/New York, Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	USD 2,787	2,794,620
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD 27	30,143
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR +0.750%)(b)	USD 280	282,441
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	USD 4,406	4,181,709
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	USD 9,341	8,895,630
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	USD 8,786	8,405,994
2.88%, 06/03/26(c)	EUR 1,618	1,686,932
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	USD 5,623	5,473,398
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	USD 7,380	7,314,614
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	USD 4,465	4,474,268
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	USD 4,380	4,475,492
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	USD 4,880	4,740,863
2.08%, 04/22/26, (1-day SOFR + 1.850%)(b)	USD 7,715	7,669,918
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	USD 4,060	3,675,113
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	USD 5,070	5,029,805
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	USD 3,995	4,000,909
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	USD 3,765	3,769,112
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	USD 10,280	10,321,894
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	USD 2,344	2,341,705
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	USD 171	171,994
5.14%, 01/24/31, (1-day SOFR + 0.900%)(b)	USD 4,080	4,096,245
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	USD 1,465	1,483,883
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	USD 4,440	4,512,282
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	USD 11,105	11,552,533
Morgan Stanley
0.41%, 10/29/27, (3-mo. EURIBOR + 0.698%)(b)	EUR 3,670	3,659,012
1.38%, 10/27/26	EUR 3,398	3,453,354
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	USD 9,336	9,321,144
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	USD 6,000	6,027,988
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	USD 3,535	3,664,309
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	USD 3,120	3,105,027
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	USD 5,845	5,862,150
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	USD 3,800	3,815,037
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	USD 4,429	4,492,411
Santander U.K. Group Holdings PLC, 5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(b)	USD 3,000	3,030,865
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	USD 1,771	1,791,007

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp
1.45%, 05/12/25	USD 500	$495,771
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	USD 186	176,949
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	USD 196	198,537
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	USD 182	187,946
UBS Group AG, 1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	USD 433	411,612
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	USD 3,280	3,186,618
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	USD 410	409,519
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	USD 2,490	2,504,837
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	USD 925	929,703
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	USD 4,092	4,159,553
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	USD 7,048	7,358,131
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	USD 4,040	4,041,789
		260,164,916
Biotechnology — 0.5%
Amgen Inc.
1.65%, 08/15/28	USD 1,875	1,686,363
5.15%, 03/02/28	USD 211	213,384
5.25%, 03/02/25	USD 10,657	10,663,998
Gilead Sciences Inc., 4.80%, 11/15/29	USD 3,056	3,051,505
		15,615,250
Building Materials — 0.0%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(e)	USD 56	55,004
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30(a)	USD 3	3,034
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	USD 43	41,978
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	USD 240	237,933
Standard Industries Inc./New York
4.38%, 07/15/30(a)	USD 60	55,724
4.75%, 01/15/28(a)	USD 279	271,441
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	USD 65	70,119
		735,233
Chemicals — 0.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD 153	140,629
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	USD 174	170,674
Chemours Co. (The)
4.63%, 11/15/29(a)(e)	USD 15	13,318
5.38%, 05/15/27	USD 349	341,964
5.75%, 11/15/28(a)	USD 28	26,565
Element Solutions Inc., 3.88%, 09/01/28(a)(e)	USD 347	331,202
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD 200	183,677
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(a)	USD 200	211,744
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	USD 244	238,516
		1,658,289
Commercial Services — 0.2%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD 253	259,399
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/28(a)(e)	USD 1,001	955,132
Security	Par (000)	Value
Commercial Services (continued)
Block Inc., 2.75%, 06/01/26	USD 211	$205,537
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD 423	442,831
Garda World Security Corp.
4.63%, 02/15/27(a)	USD 75	73,516
7.75%, 02/15/28(a)	USD 109	113,047
Global Payments Inc., 4.80%, 04/01/26	USD 958	956,981
Herc Holdings Inc., 5.50%, 07/15/27(a)	USD 98	97,625
Korn Ferry, 4.63%, 12/15/27(a)	USD 76	74,007
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	USD 102	96,274
6.25%, 01/15/28(a)(e)	USD 80	79,909
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	USD 113	111,777
Sotheby's, 7.38%, 10/15/27(a)	USD 261	256,868
Williams Scotsman Inc., 6.13%, 06/15/25(a)	USD 150	149,735
Worldline SA/France
4.13%, 09/12/28(c)	EUR 1,900	1,965,147
5.25%, 11/27/29(c)	EUR 700	747,312
		6,585,097
Computers — 0.0%
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD 10	10,895
Seagate HDD Cayman, 8.25%, 12/15/29(e)	USD 83	89,024
		99,919
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)(e)	USD 38	35,132
Diversified Financial Services — 0.5%
American Express Co., 5.09%, 01/30/31, (1-day SOFR + 1.102%)(b)	USD 2,485	2,493,759
Capital One Financial Corp., 4.99%, 07/24/26, (1-day SOFR + 2.160%)(b)(e)	USD 456	456,447
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	USD 37	38,619
GGAM Finance Ltd.
6.88%, 04/15/29(a)(e)	USD 72	73,461
8.00%, 02/15/27(a)	USD 23	23,751
8.00%, 06/15/28(a)(e)	USD 27	28,479
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	USD 200	189,387
Jefferies GmbH, 3.87%, 07/22/26(b)(c)	EUR 3,600	3,725,305
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	USD 25	25,912
8.13%, 03/30/29(a)	USD 893	941,194
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD 2,209	2,172,525
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	USD 160	158,972
5.13%, 12/15/30(a)	USD 178	168,149
6.00%, 01/15/27(a)	USD 75	74,900
Navient Corp., 9.38%, 07/25/30	USD 64	69,678
OneMain Finance Corp.
3.50%, 01/15/27	USD 58	55,802
4.00%, 09/15/30	USD 27	24,192
6.63%, 01/15/28	USD 96	97,568
7.88%, 03/15/30	USD 18	18,936
9.00%, 01/15/29	USD 61	64,794
PennyMac Financial Services Inc., 7.88%, 12/15/29(a)	USD 43	45,022

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	USD 2	$1,908
SLM Corp., 3.13%, 11/02/26	USD 42	40,379
TER Finance Jersey Ltd.,Series 22, 0.00%, 10/02/25(f)	USD 4,420	4,208,972
		15,198,111
Electric — 2.0%
AEP Texas Inc., 5.45%, 05/15/29	USD 4,559	4,630,972
Calpine Corp., 5.13%, 03/15/28(a)	USD 98	96,227
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD 82	79,332
Duke Energy Carolinas LLC, 4.85%, 03/15/30	USD 3,790	3,794,647
Duke Energy Corp.
2.65%, 09/01/26	USD 4,722	4,580,361
4.30%, 03/15/28	USD 985	972,084
4.85%, 01/05/29	USD 4,076	4,069,631
5.00%, 12/08/25(e)	USD 742	744,974
Edison International
4.70%, 08/15/25	USD 628	625,632
5.25%, 11/15/28	USD 98	92,737
Eversource Energy
4.75%, 05/15/26	USD 1,462	1,461,344
5.00%, 01/01/27	USD 2,542	2,553,004
5.45%, 03/01/28	USD 1,901	1,928,628
Series O, 4.25%, 04/01/29	USD 314	304,165
Exelon Corp.
5.15%, 03/15/28	USD 2,665	2,687,874
5.15%, 03/15/29	USD 1,669	1,681,055
FirstEnergy Corp., Series B, 3.90%, 07/15/27	USD 1,540	1,504,368
FirstEnergy Transmission LLC, 4.55%, 01/15/30	USD 1,316	1,287,318
Florida Power & Light Co.
4.40%, 05/15/28	USD 141	139,973
5.05%, 04/01/28	USD 140	141,518
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	USD 1,097	1,071,013
4.85%, 02/04/28	USD 2,600	2,600,617
4.90%, 03/15/29	USD 714	712,486
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(a)(e)	USD 29	29,177
NRG Energy Inc., 2.45%, 12/02/27(a)	USD 2,015	1,875,172
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29	USD 3,921	3,886,566
Pacific Gas and Electric Co., 5.38%, 09/04/25, (1-day SOFR Index + 0.950%)(b)	USD 7,233	7,241,305
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	USD 95	89,789
Sempra
3.30%, 04/01/25	USD 852	849,883
3.70%, 04/01/29	USD 52	49,300
Southern California Edison Co.
5.30%, 03/01/28	USD 1,031	1,032,753
Series D, 4.70%, 06/01/27	USD 70	68,973
Southern Co. (The)
3.25%, 07/01/26	USD 600	588,717
4.85%, 06/15/28	USD 521	522,143
5.50%, 03/15/29	USD 4,044	4,127,467
Vistra Operations Co. LLC
5.05%, 12/30/26(a)	USD 1,160	1,161,024
5.63%, 02/15/27(a)	USD 78	77,986
		59,360,215
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 6.38%, 03/15/29(a)	USD 32	$32,599
Electronics — 0.1%
Honeywell International Inc., 4.70%, 02/01/30	USD 2,710	2,701,214
Imola Merger Corp., 4.75%, 05/15/29(a)	USD 101	96,328
Sensata Technologies Inc., 4.38%, 02/15/30(a)	USD 100	92,604
		2,890,146
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29(a)	USD 95	89,737
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD 226	232,878
Dycom Industries Inc., 4.50%, 04/15/29(a)	USD 27	25,428
		348,043
Entertainment — 0.1%
Boyne USA Inc., 4.75%, 05/15/29(a)	USD 78	74,146
Caesars Entertainment Inc., 7.00%, 02/15/30(a)	USD 461	475,158
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD 171	166,623
5.50%, 04/01/27(a)	USD 110	109,442
5.75%, 04/01/30(a)	USD 44	43,465
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD 118	112,625
4.75%, 10/15/27(a)	USD 72	70,570
6.50%, 05/15/27(a)	USD 114	115,894
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	USD 27	26,288
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)	USD 98	97,415
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD 85	82,383
7.13%, 02/15/31(a)	USD 10	10,456
		1,384,465
Environmental Control — 0.0%
Clean Harbors Inc.
4.88%, 07/15/27(a)	USD 45	44,443
5.13%, 07/15/29(a)	USD 27	26,194
GFL Environmental Inc.
4.00%, 08/01/28(a)(e)	USD 178	169,469
6.75%, 01/15/31(a)	USD 441	457,495
		697,601
Food — 0.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	USD 89	81,874
4.63%, 01/15/27(a)	USD 105	103,131
5.88%, 02/15/28(a)	USD 68	67,901
6.50%, 02/15/28(a)(e)	USD 27	27,501
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28(a)(e)	USD 222	215,668
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	USD 31	32,046
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD 51	47,246
4.88%, 05/15/28(a)	USD 61	59,749
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD 27	25,385
5.50%, 10/15/27(a)	USD 90	89,515
Post Holdings Inc., 4.63%, 04/15/30(a)	USD 61	56,742

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(e)	USD 38	$35,415
U.S. Foods Inc.
4.63%, 06/01/30(a)	USD 27	25,548
4.75%, 02/15/29(a)	USD 27	26,112
6.88%, 09/15/28(a)	USD 30	30,807
		924,640
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD 135	132,333
Gas — 0.1%
National Grid North America Inc., 4.15%, 09/12/27(c)	EUR 2,043	2,184,479
NiSource Inc.
5.20%, 07/01/29	USD 90	90,806
5.25%, 03/30/28	USD 91	91,994
		2,367,279
Health Care - Products — 0.1%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD 196	189,490
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD 273	285,820
Medline Borrower LP
3.88%, 04/01/29(a)	USD 265	247,273
5.25%, 10/01/29(a)	USD 23	22,285
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	USD 72	73,161
Sartorius Finance BV, 4.25%, 09/14/26(c)	EUR 3,300	3,496,652
Teleflex Inc., 4.25%, 06/01/28(a)	USD 108	103,890
		4,418,571
Health Care - Services — 0.9%
Charles River Laboratories International Inc., 4.25%, 05/01/28(a)	USD 40	38,261
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)	USD 61	52,007
5.63%, 03/15/27(a)	USD 781	758,310
6.00%, 01/15/29(a)	USD 67	61,072
Elevance Health Inc.
3.65%, 12/01/27	USD 23	22,400
4.10%, 03/01/28	USD 237	232,526
5.15%, 06/15/29	USD 2,332	2,357,491
Encompass Health Corp.
4.50%, 02/01/28	USD 156	152,283
4.75%, 02/01/30	USD 56	53,870
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(e)	USD 19	19,075
HCA Inc.
3.13%, 03/15/27	USD 359	346,406
4.13%, 06/15/29	USD 8,175	7,839,460
4.50%, 02/15/27	USD 2,136	2,118,950
5.25%, 06/15/26	USD 1,123	1,125,964
5.63%, 09/01/28	USD 3,524	3,578,596
5.88%, 02/15/26	USD 8,214	8,251,118
5.88%, 02/01/29	USD 217	222,026
HealthEquity Inc., 4.50%, 10/01/29(a)	USD 117	110,412
Humana Inc., 3.95%, 03/15/27	USD 133	130,720
IQVIA Inc., 5.00%, 05/15/27(a)	USD 200	198,076
LifePoint Health Inc.
9.88%, 08/15/30(a)	USD 438	467,253
11.00%, 10/15/30(a)	USD 96	106,145
Molina Healthcare Inc., 4.38%, 06/15/28(a)	USD 95	91,316
Star Parent Inc., 9.00%, 10/01/30(a)	USD 20	21,046
Security	Par (000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp.
4.63%, 06/15/28	USD 142	$137,258
6.13%, 06/15/30	USD 110	110,396
		28,602,437
Holding Companies - Diversified — 0.5%
Ares Strategic Income Fund, 5.70%, 03/15/28(a)	USD 6,795	6,802,099
Blackstone Private Credit Fund, 5.60%, 11/22/29(a)	USD 3,310	3,272,101
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(a)	USD 2,075	2,082,365
HPS Corporate Lending Fund, 5.45%, 01/14/28(a)	USD 1,540	1,535,457
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD 31	26,788
5.25%, 05/15/27	USD 51	49,431
9.75%, 01/15/29	USD 51	52,351
		13,820,592
Home Builders — 0.0%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)(e)	USD 15	15,125
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD 113	105,204
Empire Communities Corp., 9.75%, 05/01/29(a)	USD 15	15,638
LGI Homes Inc., 8.75%, 12/15/28(a)	USD 27	28,611
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD 27	25,209
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	USD 38	38,930
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD 18	19,212
Tri Pointe Homes Inc., 5.25%, 06/01/27	USD 61	60,757
		308,686
Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)	USD 113	105,163
Household Products & Wares — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28	USD 98	96,146
Spectrum Brands Inc., 3.88%, 03/15/31(a)	USD 3	2,568
		98,714
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD 190	183,829
6.75%, 04/15/28(a)	USD 69	69,728
7.00%, 01/15/31(a)	USD 56	56,982
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD 79	75,244
6.38%, 02/15/29(a)	USD 38	38,440
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD 200	205,892
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD 281	287,111
HUB International Ltd., 7.25%, 06/15/30(a)	USD 546	564,552
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)(e)	USD 47	50,016
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD 15	15,361
Ryan Specialty LLC, 4.38%, 02/01/30(a)(e)	USD 27	25,475
		1,572,630
Internet — 0.3%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28(a)	USD 200	185,301
ANGI Group LLC, 3.88%, 08/15/28(a)(e)	USD 27	24,308

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Gen Digital Inc., 6.75%, 09/30/27(a)	USD 62	$63,028
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	USD 165	158,786
Netflix Inc., 4.88%, 06/15/30(a)	USD 2,335	2,329,064
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD 3,542	3,868,556
Uber Technologies Inc., 4.30%, 01/15/30	USD 2,755	2,674,944
		9,303,987
INVESTMENT COMPANIES — 0.0%
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	USD 920	912,404
Iron & Steel — 0.0%
ATI Inc.
5.88%, 12/01/27	USD 154	153,413
7.25%, 08/15/30	USD 56	58,021
Carpenter Technology Corp., 6.38%, 07/15/28	USD 12	12,057
		223,491
Leisure Time — 0.0%
Acushnet Co., 7.38%, 10/15/28(a)	USD 27	28,038
Carnival Corp.
5.75%, 03/01/27(a)	USD 118	118,247
6.00%, 05/01/29(a)	USD 135	135,261
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	USD 269	286,284
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)	USD 2	2,097
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	USD 9	9,042
NCL Corp. Ltd., 8.13%, 01/15/29(a)	USD 27	28,670
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	USD 27	26,629
5.38%, 07/15/27(a)	USD 49	49,013
Sabre GLBL Inc.
8.63%, 06/01/27(a)	USD 51	51,280
10.75%, 11/15/29(a)	USD 21	21,665
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD 27	26,728
		782,954
Lodging — 0.1%
Hilton Domestic Operating Co. Inc., 5.88%, 04/01/29(a)	USD 81	81,563
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD 200	183,576
Station Casinos LLC, 4.50%, 02/15/28(a)	USD 74	70,911
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(e)	USD 85	84,512
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD 927	924,219
5.63%, 08/26/28(a)	USD 200	193,250
		1,538,031
Machinery — 0.1%
BWX Technologies Inc.
4.13%, 06/30/28(a)	USD 68	64,466
4.13%, 04/15/29(a)	USD 68	64,000
Esab Corp., 6.25%, 04/15/29(a)	USD 172	174,315
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(e)	USD 77	80,733
Mueller Water Products Inc., 4.00%, 06/15/29(a)	USD 36	33,611
Terex Corp., 5.00%, 05/15/29(a)	USD 36	34,634
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD 891	881,048
Vertiv Group Corp., 4.13%, 11/15/28(a)	USD 149	141,490
		1,474,297
Security	Par (000)	Value
Manufacturing — 0.0%
Enpro Inc., 5.75%, 10/15/26	USD 61	$60,835
Media — 0.8%
Cable One Inc., 4.00%, 11/15/30(a)(e)	USD 33	26,978
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD 39	34,598
4.50%, 08/15/30(a)	USD 27	24,564
4.75%, 03/01/30(a)	USD 52	48,166
5.13%, 05/01/27(a)	USD 116	113,858
5.38%, 06/01/29(a)	USD 220	212,619
6.38%, 09/01/29(a)(e)	USD 329	329,193
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28(e)	USD 5,471	5,308,326
4.91%, 07/23/25	USD 1,155	1,154,297
6.15%, 11/10/26	USD 10,651	10,858,012
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	USD 157	155,475
GCI LLC, 4.75%, 10/15/28(a)	USD 46	43,398
Gray Television Inc., 10.50%, 07/15/29(a)(e)	USD 54	56,529
Informa PLC, 2.13%, 10/06/25(c)	EUR 6,047	6,248,808
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	USD 200	183,038
Sirius XM Radio Inc.
4.00%, 07/15/28(a)	USD 27	25,248
5.00%, 08/01/27(a)	USD 155	152,204
Univision Communications Inc., 6.63%, 06/01/27(a)	USD 97	97,025
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD 200	190,889
		25,263,225
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	USD 187	184,469
6.38%, 06/15/30(a)	USD 56	56,520
Prysmian SpA, 3.63%, 11/28/28(c)	EUR 930	976,813
		1,217,802
Mining — 0.7%
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR 2,790	2,954,752
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	USD 38	39,507
Constellium SE
3.75%, 04/15/29(a)	USD 250	227,906
5.63%, 06/15/28(a)	USD 250	245,260
Glencore Funding LLC
1.63%, 09/01/25(a)	USD 445	436,752
1.63%, 04/27/26(a)	USD 3,455	3,327,102
4.00%, 03/27/27(a)	USD 3,864	3,801,235
5.34%, 04/04/27(a)(e)	USD 1,482	1,497,957
5.37%, 04/04/29(a)	USD 3,227	3,262,401
5.40%, 05/08/28(a)	USD 1,359	1,375,777
6.13%, 10/06/28(a)(e)	USD 3,006	3,114,309
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	USD 125	120,452
New Gold Inc., 7.50%, 07/15/27(a)	USD 76	76,454
Novelis Corp.
3.25%, 11/15/26(a)	USD 364	351,725
4.75%, 01/30/30(a)	USD 21	19,714
		20,851,303
Oil & Gas — 0.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	USD 198	194,822

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Baytex Energy Corp., 8.50%, 04/30/30(a)	USD 20	$20,605
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)(e)	USD 2,340	2,312,215
CITGO Petroleum Corp.
7.00%, 06/15/25(a)	USD 107	107,075
8.38%, 01/15/29(a)	USD 89	91,963
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD 14	14,642
8.63%, 11/01/30(a)	USD 2	2,120
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD 32	30,285
6.75%, 03/01/29(a)	USD 1,625	1,595,639
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD 5	5,212
Diamondback Energy Inc.
3.50%, 12/01/29	USD 5,067	4,731,306
5.15%, 01/30/30	USD 4,108	4,122,260
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	USD 30	31,895
Eni SpA
1.25%, 05/18/26(c)	EUR 1,482	1,509,631
1.50%, 02/02/26(c)	EUR 1,506	1,545,033
EQT Corp.
3.90%, 10/01/27	USD 4,141	4,031,872
5.00%, 01/15/29	USD 561	557,529
7.00%, 02/01/30(e)	USD 303	323,574
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD 64	62,204
6.25%, 11/01/28(a)	USD 47	46,677
Matador Resources Co., 6.88%, 04/15/28(a)	USD 47	47,868
Nabors Industries Inc.
7.38%, 05/15/27(a)	USD 88	88,644
9.13%, 01/31/30(a)	USD 19	19,722
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	USD 57	57,973
Occidental Petroleum Corp., 5.00%, 08/01/27	USD 578	578,422
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(e)	USD 28	28,006
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD 140	138,956
8.00%, 04/15/27(a)	USD 64	65,492
Petroleos Mexicanos, 7.50%, 03/20/26	USD 3,200	3,208,000
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	USD 62	64,414
SM Energy Co.
6.50%, 07/15/28(e)	USD 71	71,078
6.75%, 09/15/26(e)	USD 53	53,019
Talos Production Inc.
9.00%, 02/01/29(a)	USD 9	9,359
9.38%, 02/01/31(a)	USD 26	27,015
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD 27	25,639
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	USD 24	25,124
Transocean Inc., 8.75%, 02/15/30(a)	USD 6	6,206
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD 31	31,770
Valaris Ltd., 8.38%, 04/30/30(a)	USD 105	107,830
Vermilion Energy Inc., 6.88%, 05/01/30(a)(e)	USD 27	26,901
		26,017,997
Security	Par (000)	Value
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD 100	$100,495
6.88%, 04/01/27(a)	USD 69	69,006
Enerflex Ltd., 9.00%, 10/15/27(a)	USD 39	40,484
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	USD 75	77,197
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD 43	43,266
7.13%, 03/15/29(a)	USD 70	71,633
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD 21	21,779
		423,860
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD 400	349,115
6.00%, 06/15/27(a)	USD 437	434,682
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD 200	176,000
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29(a)	USD 130	131,267
LABL Inc.
5.88%, 11/01/28(a)	USD 165	145,980
9.50%, 11/01/28(a)(e)	USD 80	78,606
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD 4,132	4,210,343
Sealed Air Corp.
4.00%, 12/01/27(a)	USD 62	59,685
5.00%, 04/15/29(a)	USD 27	26,181
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)	USD 29	29,263
		5,641,122
Pharmaceuticals — 0.3%
AbbVie Inc.
3.20%, 11/21/29	USD 2,009	1,872,586
4.80%, 03/15/29	USD 1,318	1,320,209
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(e)	USD 3,451	3,691,376
Jazz Securities DAC, 4.38%, 01/15/29(a)	USD 200	190,511
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD 229	217,202
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD 30	29,004
4.75%, 05/09/27	USD 200	196,940
		7,517,828
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27(a)	USD 96	95,987
5.75%, 01/15/28(a)	USD 27	26,906
Buckeye Partners LP, 4.50%, 03/01/28(a)	USD 53	51,035
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	USD 4,715	4,433,735
Cheniere Energy Partners LP
3.25%, 01/31/32	USD 523	453,738
4.50%, 10/01/29	USD 8,576	8,314,730
DT Midstream Inc., 4.13%, 06/15/29(a)	USD 73	69,015

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
5.25%, 04/05/27	USD 288	$291,107
5.30%, 04/05/29	USD 469	472,913
Energy Transfer LP
4.20%, 04/15/27	USD 1,689	1,668,384
5.50%, 06/01/27	USD 6,820	6,906,812
6.10%, 12/01/28	USD 5,811	6,024,781
EQM Midstream Partners LP
6.38%, 04/01/29(a)	USD 49	49,815
6.50%, 07/01/27(a)	USD 920	938,918
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD 9	9,113
8.25%, 01/15/29	USD 31	31,726
8.88%, 04/15/30	USD 18	18,659
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	USD 45	47,465
Kinetik Holdings LP, 6.63%, 12/15/28(a)(e)	USD 27	27,609
MPLX LP
1.75%, 03/01/26	USD 328	317,696
4.00%, 03/15/28	USD 1,861	1,811,151
4.13%, 03/01/27	USD 876	863,934
4.88%, 06/01/25(e)	USD 1,978	1,977,683
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	USD 84	86,196
NuStar Logistics LP, 5.75%, 10/01/25(e)	USD 27	27,054
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD 31	32,059
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD 35	33,554
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD 2,491	2,439,646
5.00%, 03/15/27	USD 10,229	10,260,774
5.63%, 03/01/25	USD 1,844	1,844,743
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD 65	63,583
7.38%, 02/15/29(a)	USD 78	79,394
Targa Resources Corp.
5.20%, 07/01/27	USD 4,396	4,434,430
6.15%, 03/01/29(e)	USD 3,662	3,806,039
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD 190	190,397
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD 375	346,886
Venture Global LNG Inc., 9.50%, 02/01/29(a)(e)	USD 369	411,326
Williams Companies Inc. (The)
3.75%, 06/15/27	USD 487	476,110
4.90%, 03/15/29	USD 287	285,741
		59,720,844
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(e)	USD 84	77,069
CoreLogic Inc., 4.50%, 05/01/28(a)	USD 142	132,956
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)	USD 27	28,069
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD 55	53,425
		291,519
Real Estate Investment Trusts — 2.7%
American Tower Corp.
2.40%, 03/15/25	USD 4,521	4,508,074
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 01/15/27	USD 2,693	$2,590,382
3.13%, 01/15/27	USD 3,272	3,171,288
3.38%, 10/15/26	USD 5,668	5,544,848
3.55%, 07/15/27	USD 917	891,433
3.65%, 03/15/27	USD 3,688	3,603,427
5.00%, 01/31/30	USD 730	726,588
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD 38	36,533
Crown Castle Inc.
1.05%, 07/15/26	USD 1,641	1,555,552
2.90%, 03/15/27	USD 150	144,329
3.65%, 09/01/27	USD 3,415	3,314,373
5.00%, 01/11/28	USD 618	619,650
5.60%, 06/01/29	USD 1,434	1,463,600
Equinix Inc.
1.00%, 09/15/25	USD 2,524	2,466,918
1.45%, 05/15/26	USD 3,451	3,312,909
1.55%, 03/15/28	USD 896	811,763
1.80%, 07/15/27	USD 2,350	2,191,652
2.00%, 05/15/28	USD 5,158	4,717,841
3.20%, 11/18/29	USD 3,037	2,801,946
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	USD 59	54,838
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29	USD 1,308	1,301,005
5.38%, 04/15/26	USD 7,671	7,683,557
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	USD 58	56,194
Iron Mountain Inc., 7.00%, 02/15/29(a)	USD 226	232,448
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	USD 46	44,749
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD 86	82,006
4.75%, 10/15/27	USD 90	88,141
7.25%, 07/15/28(a)	USD 56	58,064
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	USD 65	63,604
SBA Communications Corp.
3.13%, 02/01/29	USD 132	120,094
3.88%, 02/15/27	USD 48	46,445
Starwood Property Trust Inc.
4.38%, 01/15/27(a)	USD 27	26,223
7.25%, 04/01/29(a)	USD 26	26,858
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	USD 1,239	1,324,717
VICI Properties LP
4.75%, 02/15/28	USD 4,301	4,269,340
4.95%, 02/15/30	USD 3,215	3,160,486
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	USD 603	569,560
4.63%, 06/15/25(a)	USD 11,934	11,907,402
4.63%, 12/01/29(a)	USD 5,651	5,428,610
		81,017,447
Retail — 0.0%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	USD 52	47,088
4.38%, 01/15/28(a)	USD 154	148,109
Asbury Automotive Group Inc., 4.75%, 03/01/30(e)	USD 36	34,181
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	USD 30	30,937

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)	USD 92	$86,659
GYP Holdings III Corp., 4.63%, 05/01/29(a)(e)	USD 31	29,499
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(e)	USD 27	28,917
		405,390
Semiconductors — 0.2%
Broadcom Inc.
4.15%, 02/15/28	USD 1,313	1,290,073
4.75%, 04/15/29	USD 1,591	1,581,054
4.80%, 04/15/28	USD 1,940	1,942,437
Microchip Technology Inc.
4.25%, 09/01/25	USD 121	120,541
5.05%, 03/15/29	USD 1,820	1,816,957
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30	USD 298	274,636
		7,025,698
Software — 0.6%
AppLovin Corp., 5.13%, 12/01/29	USD 2,950	2,946,963
Camelot Finance SA, 4.50%, 11/01/26(a)	USD 97	95,230
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD 58	60,984
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD 163	154,814
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	USD 25	24,226
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD 187	176,190
4.88%, 07/01/29(a)	USD 130	121,860
Cloud Software Group Inc., 6.50%, 03/31/29(a)	USD 679	667,449
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(e)	USD 101	98,171
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD 62	59,057
Fidelity National Information Services Inc.
1.15%, 03/01/26	USD 5,000	4,815,729
1.65%, 03/01/28	USD 674	612,877
Oracle Corp.
1.65%, 03/25/26	USD 2,245	2,169,400
2.30%, 03/25/28	USD 631	585,443
2.95%, 05/15/25	USD 4,366	4,345,036
3.25%, 11/15/27	USD 479	460,869
4.20%, 09/27/29	USD 536	519,337
SS&C Technologies Inc., 5.50%, 09/30/27(a)	USD 237	236,382
Twilio Inc., 3.63%, 03/15/29	USD 136	126,404
UKG Inc., 6.88%, 02/01/31(a)	USD 481	491,082
VMware LLC, 3.90%, 08/21/27	USD 54	52,804
		18,820,307
Telecommunications — 1.6%
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD 164	162,322
5.88%, 10/15/27(a)	USD 105	105,030
8.63%, 03/15/31(a)	USD 533	569,444
8.75%, 05/15/30(a)	USD 52	54,948
Iliad Holding SASU, 7.00%, 10/15/28(a)	USD 200	203,611
Motorola Solutions Inc., 4.60%, 05/23/29	USD 119	117,203
NTT Finance Corp.
1.16%, 04/03/26(a)	USD 200	192,200
1.59%, 04/03/28(a)	USD 200	181,176
4.37%, 07/27/27(a)	USD 1,931	1,919,239
Rogers Communications Inc.
2.95%, 03/15/25	USD 12,248	12,219,594
Security	Par (000)	Value
Telecommunications (continued)
3.20%, 03/15/27	USD 3,520	$3,405,826
5.00%, 02/15/29	USD 3,140	3,123,617
T-Mobile USA Inc.
1.50%, 02/15/26	USD 1,924	1,862,154
2.63%, 04/15/26	USD 3,043	2,971,117
2.63%, 02/15/29	USD 1,402	1,279,671
3.38%, 04/15/29	USD 5,010	4,693,968
3.50%, 04/15/25	USD 2,842	2,834,952
3.75%, 04/15/27	USD 2,836	2,777,773
4.75%, 02/01/28	USD 7,138	7,119,627
4.85%, 01/15/29	USD 3,052	3,043,297
4.95%, 03/15/28	USD 423	424,526
5.38%, 04/15/27	USD 432	432,585
Viavi Solutions Inc., 3.75%, 10/01/29(a)	USD 12	10,917
		49,704,797
Transportation — 0.1%
Ryder System Inc.
4.90%, 12/01/29	USD 49	48,690
5.25%, 06/01/28	USD 138	139,735
5.30%, 03/15/27	USD 3,319	3,354,312
5.50%, 06/01/29	USD 159	162,019
5.65%, 03/01/28	USD 137	140,242
6.30%, 12/01/28	USD 125	131,036
		3,976,034
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31(a)	USD 9,758	9,889,469
7.88%, 12/01/30(a)	USD 118	123,115
5.50%, 05/01/28(a)	USD 82	80,151
		10,092,735
Total Corporate Bonds & Notes — 27.4% (Cost: $830,062,224)		834,986,299
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	$1,010	1,027,264
Massachusetts — 0.1%
Massachusetts Educational Financing Authority RB, 6.35%, 07/01/49	1,410	1,415,931
Total Municipal Debt Obligations — 0.1% (Cost: $2,420,000)		2,443,195
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 1.1%
Federal National Mortgage Association, 5.81%, 06/01/31	10,290	10,577,330
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	6,834	5,710,933
3.00%, 04/01/33	6,890	6,518,720
3.50%, 12/01/31	4,424	4,288,620
3.50%, 02/01/32	5,921	5,728,962
		32,824,565
U.S. Government Obligations — 39.5%
U.S. Treasury Note/Bond
0.38%, 01/31/26	21,500	20,695,094

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.50%, 02/28/26	$95,000	$91,300,196
4.00%, 02/15/26	495,500	494,203,182
4.00%, 12/15/27	89,900	89,345,148
4.13%, 11/15/27	19,400	19,343,922
4.25%, 12/31/26	25,000	25,016,601
4.25%, 03/15/27	50,314	50,343,481
4.25%, 01/15/28	341,400	341,480,017
4.63%, 02/28/26	74,856	75,135,540
		1,206,863,181
Total U.S. Government & Agency Obligations — 40.6% (Cost: $1,237,875,504)		1,239,687,746
Total Long-Term Investments — 98.7% (Cost: $3,006,778,333)		3,011,325,930
	Shares
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(g)(h)(i)	12,410,608	12,416,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(g)(h)	31,940,000	31,940,000
Total Short-Term Securities — 1.5% (Cost: $44,356,814)		44,356,813
Total Investments — 100.2% (Cost: $3,051,135,147)		3,055,682,743
Liabilities in Excess of Other Assets — (0.2)%		(4,845,131)
Net Assets — 100.0%		$3,050,837,612

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	All or a portion of this security is on loan.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$145,737,725	$—	$(133,298,102)(a)	$(2,679)	$(20,131)	$12,416,813	12,410,608	$31,526 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	103,390,000	—	(71,450,000)(a)	—	—	31,940,000	31,940,000	510,121	—
				$(2,679)	$(20,131)	$44,356,813		$541,647	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	(173)	03/20/25	$18,854	$19,855
10-Year U.S. Ultra Long Treasury Note	179	03/20/25	19,967	49,574
U.S. Long Bond	(42)	03/20/25	4,789	74,409
2-Year U.S. Treasury Note	5,720	03/31/25	1,176,890	879,260
5-Year U.S. Treasury Note	(3,177)	03/31/25	338,475	728,233
				1,751,331
Short Contracts
Euro BOBL	(103)	03/06/25	12,548	207,208
Euro Bund	12	03/06/25	1,650	12,468
Euro-Schatz	(141)	03/06/25	15,624	52,381
				272,057
				$2,023,388
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,165,000	USD	7,443,004	HSBC Bank PLC	03/19/25	$5,036
GBP	2,173,000	USD	2,674,521	Citibank N.A.	03/19/25	19,400
USD	40,919,472	CAD	57,854,000	Deutsche Bank Securities Inc.	03/19/25	1,037,854
USD	114,415,213	EUR	108,667,000	Deutsche Bank Securities Inc.	03/19/25	1,455,532
USD	501,325	EUR	477,000	State Street Bank & Trust Company	03/19/25	5,481
USD	75,892,260	GBP	59,953,000	Deutsche Bank Securities Inc.	03/19/25	1,567,069
USD	7,443,004	GBP	5,968,382	HSBC Bank PLC	03/19/25	43,856
						4,134,228
CAD	58,027,000	USD	40,593,472	State Street Bank & Trust Company	03/19/25	(592,597)
GBP	5,991,122	USD	7,407,128	Barclays Bank PLC	03/19/25	20,212
USD	7,407,128	EUR	7,165,000	Barclays Bank PLC	03/19/25	(40,911)
						(613,296)
						$3,520,932
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	6,970	$(567,265)	$(583,382)	$16,117
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	USD	45,105	(1,023,072)	(960,634)	(62,438)
						$(1,590,337)	$(1,544,016)	$(46,321)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-Day SOFR, 4.38%	Annual	3/3/25(a)	08/15/34	USD	26,562	$700,791	$6,368	$694,423

(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$505,111,122	$—	$505,111,122
Collateralized Mortgage Obligations	—	429,097,568	—	429,097,568
Corporate Bonds & Notes	—	834,986,299	—	834,986,299
Municipal Debt Obligations	—	2,443,195	—	2,443,195
U.S. Government & Agency Obligations	—	1,239,687,746	—	1,239,687,746
Short-Term Securities
Money Market Funds	44,356,813	—	—	44,356,813
	$44,356,813	$3,011,325,930	$—	$3,055,682,743
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$16,117	$—	$16,117
Foreign Currency Exchange Contracts	—	4,134,228	—	4,134,228
Interest Rate Contracts	2,023,388	694,423	—	2,717,811
Liabilities
Credit Contracts	—	(62,438)	—	(62,438)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(613,296)	$—	$(613,296)
	$2,023,388	$4,169,034	$—	$6,192,422

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
RB	Revenue Bond

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate